Financial assets at fair value through other comprehensive income and Financial Investments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of financial assets [line items]
Financial investments	£ 0	£ 58,915	[1]	£ 63,317
Financial assets at fair value through other comprehensive income	52,816	0	[1]	£ 0
Available for sale investments [member] | Debt securities and other eligible bills [member]
Disclosure of financial assets [line items]
Financial investments		52,020
Financial assets at fair value through other comprehensive income	51,026	0
Available for sale investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial investments		1,786
Financial assets at fair value through other comprehensive income	1,122	0
Held to maturity debt securities [member] | Debt securities and other eligible bills [member]
Disclosure of financial assets [line items]
Financial investments		5,109
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 668	£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .